Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of exceptional items [line items]
Funding provided during the period	$ (52)
Samarco Germano Dam Decommissioning one [Member]
Disclosure of exceptional items [line items]
Change in estimate	(56)	$ (6)	$ 37
Exchange translation	(12)	21	(83)
Utilisation	0	(8)	(4)
Samarco dam failure one [Member]
Disclosure of exceptional items [line items]
Change in estimate	747	842	916
Exchange translation	(84)	158	(457)
Funding provided during the period	0	(111)	(95)
Utilisation	$ (256)	$ (351)	$ (365)